Other Financial Data - Components of Fixed Assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fixed Assets, net
Fixed assets, gross	$ 1,780	$ 1,733
Less: Accumulated depreciation	1,159	1,145
Fixed assets, net	621	588
Depreciation of fixed assets	172	176	$ 187
Software
Fixed Assets, net
Fixed assets, gross	727	693
Leasehold improvements
Fixed Assets, net
Fixed assets, gross	358	334
Computer equipment
Fixed Assets, net
Fixed assets, gross	250	279
Furniture, fixtures and equipment
Fixed Assets, net
Fixed assets, gross	225	228
Construction in progress
Fixed Assets, net
Fixed assets, gross	183	154
Other
Fixed Assets, net
Fixed assets, gross	$ 37	$ 45